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Prospectus Supplement - October 26, 1995


IDS Life Series Fund - Prospectus June 29, 1995
Form No. S-6194 R (6/95)
         S-6171 T (6/95)
         S-6196 A (9/95)

On page 14p, in the section titled "Investment Policies and Risks", the first sentence of the paragraph titled "Equity Portfolio" is revised to state:

"Under normal market conditions, Equity Portfolio invests primarily in U.S. common stocks that the investment manager believes have potential for capital appreciation."

S-6197 A (10/95)

Valid until the next prospectus update.